Restatement of Financial Statements (Details Narrative)				9 Months Ended
	Aug. 26, 2016	Apr. 01, 2016	Jun. 17, 2015	Sep. 30, 2016
Accounting Changes and Error Corrections [Abstract]
Reverse stock split description	1-for-1,000	1-for-100 reverse stock split	1-for-100 reverse split	100-for-1